Intangible Assets Other Than Goodwill - Aggregate Amortization (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	$ 51,738
2021
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	2,770
2022
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	2,770
2023
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	2,770
2024
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	2,770
2025
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	2,770
2026 and thereafter
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	37,888
Port terminal operating rights
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	39,317
Port terminal operating rights | 2021
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	995
Port terminal operating rights | 2022
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	995
Port terminal operating rights | 2023
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	995
Port terminal operating rights | 2024
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	995
Port terminal operating rights | 2025
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	995
Port terminal operating rights | 2026 and thereafter
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	34,342
Customer relationships
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	12,421
Customer relationships | 2021
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	1,775
Customer relationships | 2022
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	1,775
Customer relationships | 2023
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	1,775
Customer relationships | 2024
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	1,775
Customer relationships | 2025
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	1,775
Customer relationships | 2026 and thereafter
Disclosure of detailed information about intangible assets [Line items]
Aggregate amortization	$ 3,546